PRINCIPAL ACTIVITIES AND ORGANIZATION - Additional information (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Principal Activities And Organization [Line Items]
Effective term of exclusive purchase option agreement	10 years	10 years
VIE
Principal Activities And Organization [Line Items]
Threshold period for paying service fees		30 days
Registered capitals and statutory reserves of variable interest entity	¥ 9,002	¥ 9,002	¥ 9,002
Equity pledge agreement | VIE | Nominee shareholder
Principal Activities And Organization [Line Items]
Percentage of equity interests pledged		100.00%
Equity pledge agreement | VIE | Registered Shareholders
Principal Activities And Organization [Line Items]
Percentage of equity interests pledged	100.00%
Exclusive technology and service co-operation agreement | VIE
Principal Activities And Organization [Line Items]
Threshold period for paying service fees	30 days